UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 13, 2024 to February 12, 2024

Commission File Number of issuing entity:  333-207074-01

Central Index Key Number of issuing entity:  0001675928

SG Commercial Mortgage Securities Trust 2016-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207074

Central Index Key Number of depositor:  0001641120

SG Commercial Mortgage Securities, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001632269

Benefit Street Partners CRE Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Jim Barnard (212) 278-6263
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006840
38-4006841
38-7145147
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-M			X
B			X
C			X
X-A			X
X-B			X
X-C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 12, 2024 a distribution was made to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the SG Commercial Mortgage Securities Trust 2016-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 12, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	3.14%	7	$1,650,234.95

No assets securitized by SG Commercial Mortgage Securities, LLC (the "Depositor") and held by SG Commercial Mortgage Securities Trust 2016-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from January 13, 2024 to February 12, 2024 and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 9, 2024. The CIK number for the Depositor is 0001641120.

Société Générale  filed its most recent Form ABS-15G on February 9, 2024. The CIK number of Société Générale  is 0001238163.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G on February 1, 2024. The CIK number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

Natixis Real Estate Capital LLC filed its most recent Form ABS-15G on February 14, 2023. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

Benefit Street Partners CRE Finance LLC filed its most recent Form ABS-15G on February 14, 2023. The CIK number of Benefit Street Partners CRE Finance LLC is 0001632269.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) filed its most recent Form ABS-15G on February 5, 2024. The CIK number of Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) is 0001624053.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, National Association, as certificate administrator, custodian and/or trustee:

In December 2014, Phoenix Light SF Limited (Phoenix Light) and certain related entities filed a complaint in the United States District Court for the Southern District of New York alleging claims against Wells Fargo Bank, N.A., in its capacity as trustee for a number of residential mortgage-backed securities (RMBS) trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York, IKB International and IKB Deutsche Industriebank (together, IKB) in New York state court, and Park Royal I LLC and Park Royal II LLC in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. In July 2022, the district court dismissed Phoenix Light’s claims and certain of the claims asserted by Commerzbank AG, and subsequently entered judgment in each case in favor of Wells Fargo Bank, N.A. In August 2022, Phoenix Light and Commerzbank AG each appealed the district court’s decision to the United States Court of Appeals for the Second Circuit. Phoenix Light dismissed its appeal in May 2023, terminating its case. In November 2023, Wells Fargo Bank, N.A. entered into an agreement with IKB to resolve IKB’s claims. Wells Fargo Bank, N.A. previously settled two class actions filed by institutional investors and an action filed by the National Credit Union Administration with similar allegations.

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for SG Commercial Mortgage Securities Trust 2016-C5, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	01/12/2024	$8,651.79
Current Distribution Date	02/12/2024	$23,730.17

*REO Account Beginning and Ending Balance
Prior Distribution Date	01/12/2024	$0.00
Current Distribution Date	02/12/2024	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for SG Commercial Mortgage Securities Trust 2016-C5, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	01/12/2024	$4,013.42
Current Distribution Date	02/12/2024	$83,499.33

Interest Reserve Account Balance
Prior Distribution Date	01/12/2024	$0.00
Current Distribution Date	02/12/2024	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	01/12/2024	$0.00
Current Distribution Date	02/12/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5, relating to the February 12, 2024 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SG Commercial Mortgage Securities, LLC
(Depositor)

/s/ Jim Barnard
Jim Barnard, Vice President

Date: February 26, 2024